UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03386)

Exact name of registrant as specified in charter:	Putnam Global Health Care Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments:

Putnam Global Health Care Fund

The fund's portfolio
11/30/14 (Unaudited)

COMMON STOCKS (98.2%)(a)
			Shares	Value

Biotechnology (27.0%)

AMAG Pharmaceuticals, Inc.(NON)			78,000	$2,901,600

Amgen, Inc.			119,335	19,727,268

Amicus Therapeutics, Inc.(NON)			655,772	5,200,272

Anacor Pharmaceuticals, Inc.(NON)(S)			72,800	2,510,144

Applied Genetic Technologies Corp.(NON)			302,159	6,100,590

Aquinox Pharmaceuticals, Inc. (Canada)(NON)			103,607	757,367

Auspex Pharmaceuticals, Inc.(NON)			90,338	2,188,890

Biogen Idec, Inc.(NON)			80,600	24,799,814

BioMarin Pharmaceutical, Inc.(NON)			223,000	20,007,560

Celgene Corp.(NON)			845,100	96,079,419

ChemoCentryx, Inc.(NON)(S)			180,888	833,894

Chimerix, Inc.(NON)			90,251	3,180,445

Circassia Pharmaceuticals PLC (United Kingdom)(NON)			242,993	1,156,005

Conatus Pharmaceuticals, Inc.(NON)(S)			171,528	1,459,703

Concert Pharmaceuticals, Inc.(NON)			146,831	1,850,071

FivePrime Therapeutics, Inc.(NON)(S)			401,997	8,265,058

Gilead Sciences, Inc.(NON)			1,032,800	103,610,496

Grifols SA ADR (Spain)			246,500	9,179,660

Inovio Pharmaceuticals, Inc.(NON)(S)			146,000	1,413,280

Insmed, Inc.(NON)			216,900	3,060,459

Intrexon Corp.(NON)(S)			23,771	630,645

Kindred Biosciences, Inc.(NON)			135,406	1,302,606

Kite Pharma, Inc.(NON)(S)			42,000	1,763,160

MacroCure, Ltd. (Israel)(NON)			224,171	1,723,875

Medivation, Inc.(NON)			88,900	10,302,621

Merrimack Pharmaceuticals, Inc.(NON)(S)			520,434	4,767,175

Neuralstem, Inc.(NON)(S)			491,038	1,379,817

OncoGenex Pharmaceutical, Inc.(NON)			45,200	95,372

Portola Pharmaceuticals, Inc.(NON)			180,369	5,071,976

PTC Therapeutics, Inc.(NON)			198,149	8,867,168

Puma Biotechnology, Inc.(NON)(S)			57,136	12,971,015

Receptos, Inc.(NON)			213,156	28,840,007

Retrophin, Inc.(NON)(S)			672,000	6,787,200

TESARO, Inc.(NON)			268,599	9,269,351

Tokai Pharmaceuticals, Inc.(NON)(S)			61,000	894,870

Trevena, Inc.(NON)			450,443	2,351,312

Ultragenyx Pharmaceutical, Inc.(NON)			58,406	2,545,918

uniQure BV (Netherlands)(NON)			86,451	1,301,088

Verastem, Inc.(NON)(S)			355,447	3,305,657

Vertex Pharmaceuticals, Inc.(NON)			270,640	31,903,043

				450,355,871
Food and staples retail (2.4%)

CVS Health Corp.			416,600	38,060,576

Diplomat Pharmacy, Inc.(NON)			60,852	1,634,485

				39,695,061
Health-care equipment and supplies (6.0%)

Antares Pharma, Inc.(NON)(S)			650,400	1,495,920

Baxter International, Inc.			174,400	12,731,200

CareFusion Corp.(NON)			77,900	4,609,343

Elekta AB Class B (Sweden)(S)			288,608	2,938,952

Innocoll AG ADR (Ireland)(NON)			316,155	2,453,363

Medtronic, Inc.			440,800	32,561,896

OraSure Technologies, Inc.(NON)			200,000	1,802,000

Sientra, Inc.(NON)			66,817	1,160,611

St. Jude Medical, Inc.			138,000	9,378,480

Stryker Corp.			116,400	10,814,724

Unilife Corp.(NON)(S)			557,524	1,745,050

Zimmer Holdings, Inc.			153,100	17,191,599

				98,883,138
Health-care providers and services (9.3%)

Aetna, Inc.			259,100	22,603,884

AmerisourceBergen Corp.			188,100	17,126,505

Catamaran Corp.(NON)			258,100	13,147,614

China Pioneer Pharma Holdings, Ltd. (China)(S)			1,472,000	1,306,410

CIGNA Corp.			228,700	23,530,943

Express Scripts Holding Co.(NON)			428,464	35,626,782

Fresenius Medical Care AG & Co., KGaA (Germany)			70,936	5,234,777

HCA Holdings, Inc.(NON)			43,000	2,996,670

LifePoint Hospitals, Inc.(NON)			25,900	1,792,021

Sinopharm Group Co. (China)			310,800	1,153,623

UnitedHealth Group, Inc.			182,600	18,009,838

Universal Health Services, Inc. Class B			28,600	2,992,132

WellPoint, Inc.			76,200	9,746,742

				155,267,941
Life sciences tools and services (2.2%)

Agilent Technologies, Inc.			239,000	10,214,860

Morphosys AG (Germany)(NON)			8,476	834,269

Quintiles Transnational Corp.(NON)			14,917	862,501

Thermo Fisher Scientific, Inc.			197,800	25,573,562

				37,485,192
Machinery (0.2%)

Pall Corp.			36,000	3,459,960

				3,459,960
Personal products (0.1%)

Synutra International, Inc.(NON)			350,824	1,866,384

				1,866,384
Pharmaceuticals (51.0%)

AbbVie, Inc.			957,800	66,279,760

Achaogen, Inc.(NON)			111,627	1,029,201

Actavis PLC(NON)			334,752	90,587,239

Aerie Pharmaceuticals, Inc.(NON)			288,936	7,619,242

Allergan, Inc.			226,100	48,360,529

Aspen Pharmacare Holdings, Ltd. (South Africa)			230,928	8,329,326

Astellas Pharma, Inc. (Japan)			1,612,500	23,193,401

AstraZeneca PLC (United Kingdom)			821,375	61,197,402

Auxilium Pharmaceuticals, Inc.(NON)(S)			713,300	24,651,648

Bayer AG (Germany)			193,827	29,144,605

Bristol-Myers Squibb Co.			878,200	51,857,710

Cempra, Inc.(NON)(S)			271,257	3,903,388

Corium International, Inc.(NON)			292,706	1,574,758

Eisai Co., Ltd. (Japan)			107,300	3,844,670

Eli Lilly & Co.			700,400	47,711,248

GlaxoSmithKline PLC (United Kingdom)			892,498	20,673,873

Glenmark Pharmaceuticals, Ltd. (India)			298,302	3,940,275

Jazz Pharmaceuticals PLC(NON)			20,600	3,648,054

Johnson & Johnson			439,300	47,554,225

Marinus Pharmaceuticals, Inc.(NON)			271,007	1,986,481

Medicines Co. (The)(NON)			177,800	4,766,818

Merck & Co., Inc.			794,400	47,981,760

Mitsubishi Tanabe Pharma Corp. (Japan)			180,800	2,757,230

Mylan, Inc.(NON)			457,827	26,833,240

Novartis AG (Switzerland)			401,368	38,818,363

Pfizer, Inc.			991,940	30,898,931

Roche Holding AG-Genusschein (Switzerland)			95,913	28,673,002

Salix Pharmaceuticals, Ltd.(NON)			27,100	2,782,899

Sanofi (France)			608,746	58,835,039

Sawai Pharmaceutical Co., Ltd. (Japan)			37,200	2,205,249

Shire PLC (United Kingdom)			194,709	13,869,193

Sihuan Pharmaceutical Holdings Group, Ltd. (China)			3,856,000	2,871,991

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			293,665	16,733,032

UCB SA (Belgium)			83,204	6,515,725

Zoetis, Inc.			374,856	16,842,280

ZS Pharma, Inc.(NON)(S)			19,435	834,928

				849,306,715

Total common stocks (cost $885,021,495)				$1,636,320,262

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

Auxilium Pharmaceuticals, Inc. cv. sr. unsec. notes 1 1/2s, 2018			$2,134,000	$3,136,980

Total convertible bonds and notes (cost $2,134,000)				$3,136,980

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Neuralstem, Inc. Ser. J (acquired 1/14/14, cost $0.25)(F)(RES)	1/3/19	$3.64	245,519	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (4.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)		Shares	44,055,450	$44,055,450

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	31,051,445	31,051,445

U.S. Treasury Bills with an effective yield of zero%, February 5, 2015(SEGSF)			$110,000	109,998

U.S. Treasury Bills with an effective yield of 0.01%, January 15, 2015(SEGSF)			180,000	179,998

U.S. Treasury Bills with an effective yield of 0.01%, January 8, 2015(SEGSF)			134,000	133,998

U.S. Treasury Bills with effective yields ranging from 0.01% to 0.05%, December 18, 2014(SEGSF)			1,230,000	1,229,992

U.S. Treasury Bills with an effective yield of 0.04%, December 11, 2014(SEGSF)			190,000	189,998

U.S. Treasury Bills with effective yields ranging from 0.01% to 0.06%, December 4, 2014(SEGSF)			2,873,000	2,872,994

Total short-term investments (cost $79,823,874)				$79,823,873

TOTAL INVESTMENTS

Total investments (cost $966,979,369)(b)				$1,719,281,115

FORWARD CURRENCY CONTRACTS at 11/30/14 (aggregate face value $86,768,253) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/17/14	$29,839,778	$31,512,473	$(1,672,695)
Citibank, N.A.
	Danish Krone	Buy	12/17/14	13,936,341	14,729,880	(793,539)
Credit Suisse International
	Japanese Yen	Buy	2/13/15	12,909,812	13,463,258	(553,446)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/21/15	13,585,557	13,888,736	(303,179)
JPMorgan Chase Bank N.A.
	Swiss Franc	Buy	12/17/14	12,519,669	13,173,906	(654,237)

Total						$(3,977,096)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through November 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,666,042,337
(b)	The aggregate identified cost on a tax basis is $967,099,545, resulting in gross unrealized appreciation and depreciation of $772,354,736 and $20,173,166, respectively, or net unrealized appreciation of $752,181,570.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $0, or 0.0% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$3,544,710	$80,560,004	$53,053,269	$6,862	$31,051,445
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $44,055,450, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $42,434,157.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,386,046 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.1%
	United Kingdom	5.8
	Switzerland	4.0
	France	3.5
	Germany	2.1
	Japan	1.9
	Israel	1.1
	Spain	0.5
	South Africa	0.5
	Other	1.5

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,977,096 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,897,958 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer staples	41,561,445	—	—
Health care	1,273,805,477	317,493,380	—
Industrials	3,459,960	—	—
Total common stocks	1,318,826,882	317,493,380	—
Convertible bonds and notes	$—	$3,136,980	$—
Short-term investments	31,051,445	48,772,428	—

Totals by level	$1,349,878,327	$369,402,788	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(3,977,096)	$—

Totals by level	$—	$(3,977,096)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	—	3,977,096

Total	$—	$3,977,096

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$84,400,000
Warrants (number of warrants)		250,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Citibank, N.A.	Credit Suisse International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	–	–	–	–	–	–

	Total Assets	$–	$–	$–	$–	$–	$–

	Liabilities:
	Forward currency contracts#	1,672,695	793,539	553,446	303,179	654,237	3,977,096

	Total Liabilities	$1,672,695	$793,539	$553,446	$303,179	$654,237	$3,977,096

	Total Financial and Derivative Net Assets	$(1,672,695)	$(793,539)	$(553,446)	$(303,179)	$(654,237)	$(3,977,096)
	Total collateral received (pledged)##†	$(1,672,695)	$(793,539)	$(459,996)	$(270,000)	$(610,000)
	Net amount	$–	$–	$(93,450)	$(33,179)	$(44,237)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Health Care Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2015